Weighted Average Lease Term and Weighted Average Discount Rate (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Weighted average lease term	1 year 3 months 25 days	1 year 4 months 2 days
Weighted average discount rate	2.76%	2.96%